UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: March 31, 2006"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI May 12, 2006"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 62
	"Form 13F Information Table Value Total:  $195,334"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,507"	"154,921"			other	0	"4,200"	0	"150,721"
	Alberto Culver	com	013068101	"1,204"	"27,371"			other	0	0	0	"27,371"
	American Int'l Group	com	026874107	"3,319"	"50,288"			other	0	0	0	"50,288"
	Amgen	com	031162100	"11,319"	"155,055"			other	0	"4,000"	0	"151,055"
	Analog Devices	com	032654105	"2,197"	"57,812"			other	0	"1,900"	0	"55,912"
	Anheuser-Busch	com	035229103	355	"8,265"			other	0	0	0	"8,265"
	Automatic Data Processing	com	053015103	"7,740"	"168,256"			other	0	"3,500"	0	"164,756"
	Bed Bath & Beyond Inc	com	075896100	"1,098"	"28,900"			other	0	600	0	"28,300"
	BP PLC ADS	com	055622104	"1,849"	"26,800"			other	0	0	0	"26,800"
	Bright Horizons	com	109195107	394	"10,100"			other	0	0	0	"10,100"
	Canadian Nat'l Railway	com	136375102	"1,052"	"23,380"			other	0	400	0	"22,980"
	Citizens Banking Corp.	com	174420109	409	"15,149"			other	0	0	0	"15,149"
	Cintas	com	172908105	"3,730"	"86,738"			other	0	"1,900"	0	"84,838"
	Cisco Systems	com	17275R102	"8,453"	"384,244"			other	0	"10,800"	0	"373,444"
	Coca-Cola	com	191216100	713	"16,967"			other	0	0	0	"16,967"
	Colgate-Palmolive	com	194162103	"7,596"	"133,269"			other	0	"4,450"	0	"128,819"
	Comerica Inc.	com	200340107	226	"3,897"			other	0	0	0	"3,897"
	Dell Inc.	com	247025109	"2,603"	"86,775"			other	0	"1,800"	0	"84,975"
	Dentsply International Inc.	com	249030107	"1,288"	"22,200"			other	0	300	0	"21,900"
	eBay Inc.	com	278642103	205	"5,260"			other	0	0	0	"5,260"
	EMC Corp.	com	268648102	162	"11,591"			other	0	0	0	"11,591"
	Emerson Electric	com	291011104	458	"5,458"			other	0	0	0	"5,458"
	Exxon-Mobil	com	30231G102	654	"10,724"			other	0	0	0	"10,724"
	FedEx Corp.	com	31428x106	"2,523"	"22,325"			other	0	200	0	"22,125"
	First Data Corp.	com	319963104	"2,870"	"61,075"			other	0	"1,350"	0	"59,725"
	Genentech	com	368710406	348	"4,095"			other	0	150	0	"3,945"
	General Electric	com	369604103	"2,908"	"83,098"			other	0	500	0	"82,598"
	Harley Davidson	com	412822108	224	"4,300"			other	0	0	0	"4,300"
	Heinz H. J.	com	423074103	304	"8,000"			other	0	0	0	"8,000"
	Home Depot	com	437076102	"9,192"	"218,854"			other	0	"5,750"	0	"213,104"
	Independent Bank	com	453838104	645	"23,042"			other	0	0	0	"23,042"
	Investors Financial Services	com	461915100	771	"16,400"			other	0	0	0	"16,400"
	Johnson & Johnson	com	478160104	"11,046"	"187,214"			other	0	"4,150"	0	"183,064"
	"Lilly, Eli"	com	532457108	"1,056"	"19,210"			other	0	975	0	"18,235"
	Linear Technology	com	402590391	"6,161"	"176,026"			other	0	"4,150"	0	"171,876"
	Lowe's Cos.	com	548661107	"7,450"	"116,404"			other	0	"2,600"	0	"113,804"
	McDonald's Corp.	com	580135101	401	"11,800"			other	0	0	0	"11,800"
	MDU Resources Group Inc.	com	552690109	259	"7,863"			other	0	0	0	"7,863"
	Medtronic Inc.	com	585055106	"5,098"	"99,964"			other	0	"3,200"	0	"96,764"
	Microsoft	com	594918104	"4,296"	"159,132"			other	0	"4,700"	0	"154,432"
	Novartis AG ADS	com	66987v109	542	"9,850"			other	0	0	0	"9,850"
	Paychex Inc.	com	704326107	"5,543"	"131,967"			other	0	"2,600"	0	"129,367"
	Pepisco	com	713448108	"7,948"	"137,041"			other	0	"3,625"	0	"133,416"
	Pfizer	com	717081103	"1,191"	"47,639"			other	0	"2,200"	0	"45,439"
	Procter & Gamble	com	742718109	"7,588"	"130,819"			other	0	"4,500"	0	"126,319"
	Qualcomm Inc.	com	747525103	"6,699"	"131,360"			other	0	"2,700"	0	"128,660"
	Regions Financial	com	758940100	458	"13,079"			other	0	0	0	"13,079"
	Schlumberger	com	806857108	"2,550"	"20,080"			other	0	600	0	"19,480"
	Staples Inc.	com	855030102	287	"11,024"			other	0	0	0	"11,024"
	Starbucks Corp.	com	855244109	896	"23,571"			other	0	600	0	"22,971"
	State Street Corp.	com	857473102	"7,280"	"121,335"			other	0	"3,300"	0	"118,035"
	Stryker Corp.	com	863667101	"11,320"	"257,276"			other	0	"6,150"	0	"251,126"
	Suncor Energy	com	867229109	237	"3,075"			other	0	200	0	"2,875"
	Sysco  Corp.	com	871829107	"10,607"	"331,480"			other	0	"9,900"	0	"321,580"
	Target Corp.	com	87612E106	932	"17,925"			other	0	600	0	"17,325"
	United Technologies	com	913017109	201	"3,459"			other	0	0	0	"3,459"
	Walgreen	com	931422109	"6,981"	"162,353"			other	0	"2,000"	0	"160,353"
	Wal-Mart Stores	com	931142103	"2,006"	"42,676"			other	0	0	0	"42,676"
	Wells Fargo	com	949746101	"1,213"	"18,950"			other	0	500	0	"18,450"
	"Wrigley, Wm."	com	982526105	547	"8,550"			other	0	0	0	"8,550"
	Wyeth	com	983024100	837	"17,074"			other	0	0	0	"17,074"
	Zimmer Holdings Inc.	com	98956P102	388	"5,700"			other	0	0	0	"5,700"

	0